First Trust Intermediate Government Opportunities ETF Investment Strategy - First Trust Intermediate Government Opportunities ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of debt securities issued or guaranteed by the U.S. government (including U.S. Treasury bonds, notes and bills), its agencies or government-sponsored entities ("Government Securities"). The Fund's investments in Government Securities include publicly-issued U.S. Treasury securities and mortgage-related securities such as pass-through securities, collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"). The Fund may also invest in exchange-traded funds (“ETFs”) that principally invest in Government Securities as well as futures contracts, options and swap agreements that utilize Government Securities as their reference asset. Such ETFs and derivatives (using their market values) count towards the 80% investment requirement set forth above. As discussed in more detail below, the Fund may purchase mortgage-related securities in “to-be-announced” transactions (“TBA Transactions”), including mortgage dollar rolls, which also count toward the 80% investment requirement set forth above. The Fund may invest in fixed or floating rate securities. Under normal market conditions, the portfolio managers will manage the Fund’s portfolio to have a weighted average effective duration of three to eight years. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. The Fund’s portfolio managers will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, the Fund’s portfolio managers will utilize third-party models. In managing the Fund’s portfolio, the Fund’s portfolio managers utilize a top-down, bottom-up analytical investment process. The portfolio managers will first conduct a top-down review of available mortgage-backed and U.S. Treasury securities to determine position weights based on its evaluation of market fundamentals. The portfolio managers then perform a bottom-up analysis of individual securities to determine in which asset types the portfolio will be over, neutral and underweight. Based upon this process, the Fund's portfolio managers decide when to buy and sell securities. The portfolio managers analyze the Fund’s holdings on a systematic basis to monitor any changes in security and portfolio performance, in addition to looking for meaningful changes in risk factors. The Fund’s investments in mortgage-related securities may include investments structured as “pass-through” securities, CMOs and CMBS. The Fund's investments in mortgage-related securities will primarily be in securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in TBA Transactions, including mortgage dollar rolls. In a TBA Transaction, a seller and buyer of securities agree upon a price for delivering a given volume of securities at a specified future date. The characteristic feature of a TBA Transaction is that the actual identity of the securities to be delivered at settlement is not specified on the trade date. Instead, participants agree upon only the general parameters of the securities to be delivered, including issuer, maturity, coupon, price, par amount and settlement date. Generally, two days prior to the settlement date, the seller provides the buyer with the identity of the securities it intends to deliver on the settlement date. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government-sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed securities, non-agency sponsored residential mortgage-backed securities (“RMBS”), non-agency sponsored CMBS and cash and cash equivalents. However, U.S. Treasury bonds, notes and bills are not counted toward this 20% investment limitation. Cash set aside or otherwise used for margin or collateral purposes is not included within this 20% limitation. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its total assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in securities of any credit quality, including securities that are below investment grade. Below investment grade securities are those that, at the time of purchase, are rated lower than “BBB–” by S&P Global Ratings, or lower than “Baa3” by Moody’s Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Advisor to be of comparable credit quality. High yield debt securities that are rated below investment grade are commonly referred to as “junk” debt. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. Additionally, for newly-issued securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).